STOCK COMPENSATION EXPENSE	3 Months Ended
Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6. STOCK COMPENSATION EXPENSE

During the three month period ended March 31, 2012, 275,000 options were granted by the Company to the new Chief Executive Officer with a vesting schedule of 100,000 after 6 months, 100,000 after 18 months and 75,000 after 30 months.

ASC 718-10-S99-1 expresses the view that “the use of a simplified method is not allowed if the Company may have sufficient historical exercise data for some of its share options grants and therefore, accepts the use of simplified method for only some grants but not all share options grants”.

The Company decided to use the simplified method to estimate the expected term of the stock-options. The Company considers that insufficient historical exercise data are available for stock-options which are granted to a limited number of beneficiaries together with few exercises over the past years; in addition, the vesting schedule and contractual terms having been changed over time. Consequently, the Company believes that prior exercise patterns would not reflect accurately future exercises.

The grant date fair value of the stock-options granted is calculated using the Black-Scholes option-pricing model with the following weighted average assumptions.

Three months ended March 31, 2012
Risk-free interest rate	1.10%
Dividend yield	-
Expected volatility	62%
Expected term	5.7 years
Forfeiture rate	-

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended
(in thousands except per share data)	March 31,	March 31,
	2011	2012

Net income (loss)	$(4,927)	$12

Net income (loss) per share
Basic	$(0.20)	$0.00
Diluted	$(0.20)	$0.00

Number of shares used for computing
Basic	24,646	25,012
Diluted	24,646	25,012

Stock-based compensation (ASC 718)
Cost of products and services sold	18	14
Research and development	206	254
Selling, general and administrative	295	417
Total	519	685

Net income (loss) before stock-based compensation	(4,408)	697

Net income (loss) before stock-based compensation per share
Basic	$(0.18)	$0.03
Diluted	$(0.18)	$0.03